Debt Obligations (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Senior secured term notes due 2017, net	Jun. 30, 2012 Senior secured term notes due 2017, net	Dec. 31, 2013 Senior secured term notes due 2017, net	Dec. 31, 2012 Senior secured term notes due 2017, net	Aug. 31, 2013 Senior secured term notes due 2017, net LIBOR	Feb. 27, 2014 $10.0 million secured revolving credit facility due 2018	Dec. 31, 2013 $10.0 million secured revolving credit facility due 2018	Feb. 28, 2013 $10.0 million secured revolving credit facility due 2018	Feb. 27, 2014 $10.0 million secured revolving credit facility due 2018 Letters of credit	Feb. 28, 2013 Revolver Phase	Dec. 31, 2013 Revolver Phase	Dec. 31, 2013 Revolver Phase Prime rate	Feb. 28, 2013 Revolver Phase Letters of credit	Feb. 28, 2013 Term Phase	Dec. 31, 2013 Term Phase U.S. Treasury Bond for a term of five years	Aug. 31, 2013 $75.0 million unsecured revolving credit facility	Feb. 27, 2014 $75.0 million unsecured revolving credit facility	Dec. 31, 2013 $75.0 million unsecured revolving credit facility	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Base Rate	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Base Rate (Eurodollar Rate)	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Base Rate (One month Eurodollar Rate)	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Base Rate (Federal Funds Rate)	Dec. 31, 2013 $75.0 million unsecured revolving credit facility Letters of credit	Aug. 31, 2013 $75.0 million unsecured revolving credit facility Letters of credit	Aug. 07, 2013 Senior notes due 2021	Aug. 31, 2013 Senior notes due 2021	Dec. 31, 2013 Senior notes due 2021	Feb. 27, 2014 Senior notes due 2021	Jun. 30, 2012 Senior Subordinated Secured Term Loan	Dec. 31, 2012 Senior Subordinated Secured Term Loan	Dec. 31, 2011 Senior Subordinated Secured Term Loan
Debt obligations
Total debt obligations	$ 200,000,000	$ 122,729,000				$ 0	$ 122,729,000																							$ 200,000,000
Maximum borrowings capacity										10,000,000	10,000,000					5,000,000			75,000,000		75,000,000					50,000,000	50,000,000
Net book value of collateral held										5,500,000
Borrowing capacity									8,000,000
Variable rate basis								LIBOR							Prime Rate			U.S. Treasury Bond for a term of five years				Base Rate	Eurodollar rate	one month Eurodollar Rate	Federal Funds Rate									LIBOR
Base rate margin (as a percent)								8.00%							1.00%			3.00%				1.75%	2.75%	1.00%	0.50%									7.00%
Amount drawn									0			2,000,000								0
Notes issued				125,000,000	125,000,000																								200,000,000					150,000,000
Interest rate (as a percent)																													6.875%
Net proceeds from debt after deducting fees and expenses																													195,500,000
Net proceeds from offering used to prepay the entire outstanding principal amount of debt	126,250,000			127,000,000
Redemption price (as a percent)				101.00%
Redemption price before August 15, 2016 (as a percent)																														100.00%
Percentage of aggregate principal amount that may be redeemed prior to August 15, 2016																														35.00%
Redemption price prior to August 15, 2016 (as a percent)																														106.88%
Repurchase price upon change in control, including principal amount of debt instrument and accrued and unpaid interest (as a percent)																														101.00%
Maximum number of days after the closing of debt offering for filing an exchange offer registration statement																												270 days
Maximum number of days after the closing of debt offering for registration statement to become effective																												330 days
Minimum number of days after the date of notice of the registered exchange offer sent to holders of debt instrument for registered exchange offer to remain open																												30 days
Term Of loan													36 months				24 months		4 years
Interest rate floor (as a percent)															4.00%			5.00%
Non-use fee based on average unfunded portion of loan (as a percent)														0.25%					0.50%
Variable rate basis floor (as a percent)								2.00%																										3.00%
Issue price as percentage of par value					98.00%
Repayment on senior subordinated secured term loan		162,412,000	150,000																													162,400,000
Debt issuance costs					2,500,000
Write-off of net debt issuance costs						3,900,000																											17,000,000
Percentage of debt amount held at time of prepayment																																58.00%
Capitalized interest		6,930,000	15,129,000																														6,930,000	15,129,000
Unamortized discount					2,500,000		2,300,000																									22,500,000
Prepayment of term loan																																	2,000,000	200,000
Amortization of debt discounts	243,000	1,545,000	1,811,000
Effective interest rate (as a percent)																																10.00%
Proceeds from the issuance of notes		122,500,000			122,500,000
Debt instruments held by the second largest shareholder and one affiliate																														$ 10,000,000	$ 10,000,000